The following tables disclose aggregate information about the Group’s material long-term contractual obligations and the periods in which payments are due. Future events could cause actual payments and timing of payments to differ from the contractual cas (Details) - EUR (€)
€ in Thousands
	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Borrowings	€ 111,540	€ 77,980
Lease liabilities	61,065	63,464
Refund liabilities	209,369	301,145
Trade payables and accruals	83,704	68,119
Tax and employee-related liabilities³	9,555	10,101	[1]
Other liabilities	49	52
	475,283	520,861
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Borrowings	9,723	7,121
Lease liabilities	3,873	4,060
Refund liabilities	142,585	101,070
Trade payables and accruals	83,704	68,119
Tax and employee-related liabilities³	9,555	10,101	[1]
Other liabilities	24	27
	249,464	190,499
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Borrowings	17,764	27,061
Lease liabilities	25,605	26,142
Refund liabilities	59,784	82,654
Trade payables and accruals
Tax and employee-related liabilities³			[1]
Other liabilities	25	25
	103,179	135,882
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Borrowings	31,426	21,499
Lease liabilities	2,839	2,870
Refund liabilities	7,000	49,701
Trade payables and accruals
Tax and employee-related liabilities³			[1]
Other liabilities
	41,265	74,070
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings	50,726	20,534
Lease liabilities	5,672	5,761
Refund liabilities		55,000
Trade payables and accruals
Tax and employee-related liabilities³			[1]
Other liabilities
	56,398	81,295
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,902	1,765
Lease liabilities	12,129	12,798
Refund liabilities		12,720
Trade payables and accruals
Tax and employee-related liabilities³			[1]
Other liabilities
	14,031	27,282
Later than ten years and not later than fifteen years [member]
IfrsStatementLineItems [Line Items]
Borrowings
Lease liabilities	9,918	9,928
Refund liabilities
Trade payables and accruals
Tax and employee-related liabilities³			[1]
Other liabilities
	9,918	9,928
Later than fifteen years and not later than twenty years [member]
IfrsStatementLineItems [Line Items]
Borrowings
Lease liabilities	1,029	1,905
Refund liabilities
Trade payables and accruals
Tax and employee-related liabilities³			[1]
Other liabilities
	€ 1,029	€ 1,905

[1]	Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required only for financial instruments.